Common Stock Warrants - Fair Value of Each Warrant Grant is Estimated On Date of Grant (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Average risk-free interest rates	0.59%
Average expected life (in years)	1 year	0 years
Volatility	227.00%
Warrant [Member]
Average risk-free interest rates	1.13%
Average expected life (in years)	2 years 4 months 24 days	0 years
Volatility	238.00%